Business Acquisitions - Narrative (Details) $ in Millions, $ in Millions	Nov. 05, 2021 USD ($) MW	Nov. 05, 2021 CAD ($)	Feb. 26, 2021 CAD ($)
TransAlta Renewables Inc.
Investment [Line Items]
Aggregate consideration			$ 213
North Carolina Solar | TransAlta Renewables Inc.
Investment [Line Items]
Membership interest	100.00%
North Carolina Solar
Investment [Line Items]
Membership interest	100.00%
Capacity of facility (in megawatts) | MW	122,000,000
Cash consideration	$ 99
Aggregate consideration		$ 123
North Carolina Solar | Entities with joint control or significant influence over entity
Investment [Line Items]
Aggregate consideration	$ 102